Consolidated Statements of Cash Flows (Unaudited) - 10-Q - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 36	$ 29	$ 154	$ 85	$ 75
Adjustments to reconcile net earnings to net cash used in operating activities:
Depreciation and amortization	15	14	58	53	51
Deferred income taxes	11	12	31	30	12
Other	0	4	0	3	3
Changes in assets and liabilities:
Accounts receivable	13	15	(54)	(35)	9
Contract assets	(80)	(126)	(71)	65	(166)
Inventories	(30)	(15)	42	(38)	(36)
Prepaid expenses	(1)	7	10	(14)	(2)
Other current assets	(3)	(2)	12	3	3
Other noncurrent assets	21	5	19	22	19
Defined benefit obligations	1	(8)	(13)	(9)	(1)
Other current liabilities	(14)	(16)	28	30	(11)
Other noncurrent liabilities	(21)	(5)	(36)	(14)	(16)
Accounts payable	(215)	(135)	1	(58)	156
Contract liabilities	12	(28)	(3)	2	61
Net cash used in operating activities	(255)	(249)	178	125	157
Investing activities
Capital expenditures	(13)	(13)	(60)	(56)	(55)
Repayments received (net of advances) on related party note receivable	0	115	115	(15)	(100)
Net cash (used by) provided by investing activities	(13)	102	39	(70)	(151)
Financing activities
Net (decrease) increase in third party borrowings (maturities of 90 days or less)	(9)	(8)	(18)	(11)	16
Repayment of related party debt	(135)	(250)	(950)	(1,170)	(895)
Borrowings from related parties	285	375	930	1,105	880
Other	0	(1)	0	(4)	(2)
Net cash provided by financing activities	141	116	(38)	(80)	(1)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	1	1
Net (decrease) increase in cash and cash equivalents	(127)	(31)	179	(24)	6
Cash and cash equivalents at beginning of year	240	61	61	85	79
Cash and cash equivalents at end of period	$ 113	$ 30	$ 240	$ 61	$ 85